Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2018